Restructuring - Schedule of Restructuring and Related Costs (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jul. 31, 2026	Jul. 25, 2025	Apr. 24, 2026	Apr. 25, 2025	Apr. 26, 2024
Restructuring Cost and Reserve [Line Items]
Total			$ 142	$ 25	$ 29
Restructuring accrual	$ 22		36
Restructuring Charges	2
Payments for Restructuring	(16)
Other Restructuring Activities
Restructuring Cost and Reserve [Line Items]
Total	2	$ 3	19	13	15
Income Statement Location [Axis]: us-gaap:CostOfGoodsAndServicesSold | Other Restructuring Activities
Restructuring Cost and Reserve [Line Items]
Total	0	0	6	0	1
Income Statement Location [Axis]: us-gaap:OtherOperatingIncomeExpenseNet | Other Restructuring Activities
Restructuring Cost and Reserve [Line Items]
Total	2	2	13	13	8
Income Statement Location [Axis]: us-gaap:SellingGeneralAndAdministrativeExpense | Other Restructuring Activities
Restructuring Cost and Reserve [Line Items]
Total	$ 0	$ 0	$ 0	$ 0	$ 6